Related party transactions - Expenses Incurred with Related Parties (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure of transactions between related parties [line items]
Professional fees expense	$ 16,500,000	$ 7,700,000	$ 3,000,000.0
Services received, related party transactions	400,000	400,000	500,000
Ashlin BPG Marketing
Disclosure of transactions between related parties [line items]
Related party expenses	100,000	100,000	0
Fade In Production Pty, LTD.
Disclosure of transactions between related parties [line items]
Related party expenses	200,000	100,000	0
Consulero Inc.
Disclosure of transactions between related parties [line items]
Related party expenses	100,000	100,000	0
Atria Ltd.
Disclosure of transactions between related parties [line items]
Related party expenses	0	0	500,000
Anthony Tse | Director
Disclosure of transactions between related parties [line items]
Related party expenses	$ 0	$ 100,000	$ 0